KEY MANAGEMENT PERSONNEL COMPENSATION	12 Months Ended
Jun. 30, 2018
Key Management Personnel Compensation [Abstract]
KEY MANAGEMENT PERSONNEL COMPENSATION
18.	KEY MANAGEMENT PERSONNEL COMPENSATION

	Years Ended June 30,
	2018	2017	2016

Short-term employee benefits	1,522,777	1,537,198	1,429,615
Post-employment benefits	44,389	87,465	95,117
Long-term benefits	(1,061)	28,600	13,817
Share-based payments	608,179	16,307	-
	2,174,284	1,669,570	1,538,549